SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Amortization Rates [Table Text Block]
Computer hardware	30% declining-balance
Computer software	50% declining-balance
Office furniture	20% declining-balance
Automobile	20% declining-balance
Equipment	30% declining-balance
Shop equipment	30% declining balance
Shop equipment under capital leases	Straight-line over 60 months